Premiums and Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premiums and Accounts Receivable
Insurance premiums receivable	$ 56,909	$ 53,741
Other receivables	15,510	17,467
Allowance for uncollectible amounts	(4,546)	(4,698)
Total	$ 67,873	$ 66,510